UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21422

 NAME OF REGISTRANT:                     Trust for Advised Portfolios



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Christopher E. Kashmerick
                                         Trust for Advised Portfolios
                                         2020 E. Financial Way, Ste.
                                         100
                                         Glendora, CA 91741

 REGISTRANT'S TELEPHONE NUMBER:          626-914-7385

 DATE OF FISCAL YEAR END:                06/30

 DATE OF REPORTING PERIOD:               07/01/2018 - 06/30/2019


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

Fulcrum Diversified Absolute Return Fund
--------------------------------------------------------------------------------------------------------------------------
 KB HOME                                                                                     Agenda Number:  934930327
--------------------------------------------------------------------------------------------------------------------------
        Security:  48666K109
    Meeting Type:  Annual
    Meeting Date:  11-Apr-2019
          Ticker:  KBH
            ISIN:  US48666K1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Dorene C. Dominguez                 Mgmt          No vote

1B.    Election of Director: Timothy W. Finchem                  Mgmt          No vote

1C.    Election of Director: Dr. Stuart A. Gabriel               Mgmt          No vote

1D.    Election of Director: Dr. Thomas W.                       Mgmt          No vote
       Gilligan

1E.    Election of Director: Kenneth M. Jastrow,                 Mgmt          No vote
       II

1F.    Election of Director: Robert L. Johnson                   Mgmt          No vote

1G.    Election of Director: Melissa Lora                        Mgmt          No vote

1H.    Election of Director: Jeffrey T. Mezger                   Mgmt          No vote

1I.    Election of Director: James C. Weaver                     Mgmt          No vote

1J.    Election of Director: Michael M. Wood                     Mgmt          No vote

2.     Advisory vote to approve named executive                  Mgmt          No vote
       officer compensation.

3.     Ratify Ernst & Young LLP's appointment as                 Mgmt          No vote
       KB Home's independent registered public
       accounting firm for the fiscal year ending
       November 30, 2019.




--------------------------------------------------------------------------------------------------------------------------
 LENNAR CORPORATION                                                                          Agenda Number:  934931292
--------------------------------------------------------------------------------------------------------------------------
        Security:  526057104
    Meeting Type:  Annual
    Meeting Date:  10-Apr-2019
          Ticker:  LEN
            ISIN:  US5260571048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Rick Beckwitt                                             Mgmt          No vote
       Irving Bolotin                                            Mgmt          No vote
       Steven L. Gerard                                          Mgmt          No vote
       Tig Gilliam                                               Mgmt          No vote
       Sherrill W. Hudson                                        Mgmt          No vote
       Jonathan M. Jaffe                                         Mgmt          No vote
       Sidney Lapidus                                            Mgmt          No vote
       Teri P. McClure                                           Mgmt          No vote
       Stuart Miller                                             Mgmt          No vote
       Armando Olivera                                           Mgmt          No vote
       Jeffrey Sonnenfeld                                        Mgmt          No vote
       Scott Stowell                                             Mgmt          No vote

2.     Ratify the appointment of Deloitte & Touche               Mgmt          No vote
       LLP as our independent registered public
       accounting firm for our fiscal year ending
       November 30, 2019.

3.     Approve, on an advisory basis, the                        Mgmt          No vote
       compensation of our named executive
       officers.

4.     Vote on a stockholder proposal regarding                  Shr           No vote
       having directors elected by a majority of
       the votes cast in uncontested elections.




--------------------------------------------------------------------------------------------------------------------------
 LGI HOMES, INC.                                                                             Agenda Number:  934955329
--------------------------------------------------------------------------------------------------------------------------
        Security:  50187T106
    Meeting Type:  Annual
    Meeting Date:  02-May-2019
          Ticker:  LGIH
            ISIN:  US50187T1060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Ryan Edone                                                Mgmt          No vote
       Duncan Gage                                               Mgmt          No vote
       Eric Lipar                                                Mgmt          No vote
       Laura Miller                                              Mgmt          No vote
       Bryan Sansbury                                            Mgmt          No vote
       Steven Smith                                              Mgmt          No vote
       Robert Vahradian                                          Mgmt          No vote

2.     To ratify the appointment of Ernst & Young                Mgmt          No vote
       LLP as our independent registered public
       accounting firm for the fiscal year ending
       December 31, 2019.

3.     Advisory vote to approve the compensation                 Mgmt          No vote
       of our named executive officers.




--------------------------------------------------------------------------------------------------------------------------
 M.D.C. HOLDINGS, INC.                                                                       Agenda Number:  934943071
--------------------------------------------------------------------------------------------------------------------------
        Security:  552676108
    Meeting Type:  Annual
    Meeting Date:  29-Apr-2019
          Ticker:  MDC
            ISIN:  US5526761086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Michael A. Berman                                         Mgmt          No vote
       Herbert T. Buchwald                                       Mgmt          No vote
       Larry A. Mizel                                            Mgmt          No vote
       Leslie B. Fox                                             Mgmt          No vote

2.     To approve an advisory proposal regarding                 Mgmt          No vote
       the compensation of the Company's named
       executive officers (Say on Pay).

3.     To approve an amendment to the M.D.C.                     Mgmt          No vote
       Holdings, Inc. 2011 Equity Incentive Plan
       to increase the shares authorized for
       issuance under the plan and amend certain
       provisions related to performance-based
       awards in connection with amendments to
       Section 162(m) of the Internal Revenue
       Code.

4.     To ratify the selection of Ernst & Young                  Mgmt          No vote
       LLP as the Company's independent registered
       public accounting firm for the 2019 fiscal
       year.




--------------------------------------------------------------------------------------------------------------------------
 MERITAGE HOMES CORPORATION                                                                  Agenda Number:  934961423
--------------------------------------------------------------------------------------------------------------------------
        Security:  59001A102
    Meeting Type:  Annual
    Meeting Date:  17-May-2019
          Ticker:  MTH
            ISIN:  US59001A1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     Election of Class II Director: Peter L. Ax                Mgmt          No vote

1B     Election of Class II Director: Gerald                     Mgmt          No vote
       Haddock

1C     Election of Class II Director: Michael R.                 Mgmt          No vote
       Odell

2.     Ratification of the selection of Deloitte &               Mgmt          No vote
       Touche LLP as the Company's independent
       registered public accounting firm for the
       2019 fiscal year.

3.     Advisory vote to approve compensation of                  Mgmt          No vote
       our named executive officers ("Say on
       Pay").




--------------------------------------------------------------------------------------------------------------------------
 NVR, INC.                                                                                   Agenda Number:  934951965
--------------------------------------------------------------------------------------------------------------------------
        Security:  62944T105
    Meeting Type:  Annual
    Meeting Date:  02-May-2019
          Ticker:  NVR
            ISIN:  US62944T1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: C. E. Andrews                       Mgmt          No vote

1b.    Election of Director: Thomas D. Eckert                    Mgmt          No vote

1c.    Election of Director: Alfred E. Festa                     Mgmt          No vote

1d.    Election of Director: Ed Grier                            Mgmt          No vote

1e.    Election of Director: Manuel H. Johnson                   Mgmt          No vote

1f.    Election of Director: Alexandra A. Jung                   Mgmt          No vote

1g.    Election of Director: Mel Martinez                        Mgmt          No vote

1h.    Election of Director: William A. Moran                    Mgmt          No vote

1i.    Election of Director: David A. Preiser                    Mgmt          No vote

1j.    Election of Director: W. Grady Rosier                     Mgmt          No vote

1k.    Election of Director: Susan Williamson Ross               Mgmt          No vote

1l.    Election of Director: Dwight C. Schar                     Mgmt          No vote

2.     Ratification of appointment of KPMG LLP as                Mgmt          No vote
       independent auditor for the year ending
       December 31, 2019.

3.     Advisory vote to approve executive                        Mgmt          No vote
       compensation.




--------------------------------------------------------------------------------------------------------------------------
 PULTEGROUP, INC.                                                                            Agenda Number:  934961788
--------------------------------------------------------------------------------------------------------------------------
        Security:  745867101
    Meeting Type:  Annual
    Meeting Date:  08-May-2019
          Ticker:  PHM
            ISIN:  US7458671010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Brian P. Anderson                   Mgmt          No vote

1b.    Election of Director: Bryce Blair                         Mgmt          No vote

1c.    Election of Director: Richard W. Dreiling                 Mgmt          No vote

1d.    Election of Director: Thomas J. Folliard                  Mgmt          No vote

1e.    Election of Director: Cheryl W. Grise                     Mgmt          No vote

1f.    Election of Director: Andre J. Hawaux                     Mgmt          No vote

1g.    Election of Director: Ryan R. Marshall                    Mgmt          No vote

1h.    Election of Director: John R. Peshkin                     Mgmt          No vote

1i.    Election of Director: Scott F. Powers                     Mgmt          No vote

1j.    Election of Director: William J. Pulte                    Mgmt          No vote

1k.    Election of Director: Lila Snyder                         Mgmt          No vote

2.     Ratification of appointment of Ernst &                    Mgmt          No vote
       Young LLP as our independent registered
       public accounting firm for 2019.

3.     Say-on-pay: Advisory vote to approve                      Mgmt          No vote
       executive compensation.

4.     Approval of an amendment to extend the term               Mgmt          No vote
       of our amended and restated Section 382
       rights agreement.




--------------------------------------------------------------------------------------------------------------------------
 TAYLOR MORRISON HOME CORPORATION (TMHC)                                                     Agenda Number:  934980574
--------------------------------------------------------------------------------------------------------------------------
        Security:  87724P106
    Meeting Type:  Annual
    Meeting Date:  29-May-2019
          Ticker:  TMHC
            ISIN:  US87724P1066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Jeffry L. Flake                                           Mgmt          No vote
       Anne L. Mariucci                                          Mgmt          No vote
       Andrea Owen                                               Mgmt          No vote
       Denise F. Warren                                          Mgmt          No vote

2.     Advisory vote to approve the compensation                 Mgmt          No vote
       of the Company's named executive officers.

3.     Ratification of the appointment of Deloitte               Mgmt          No vote
       & Touche LLP as our independent registered
       public accounting firm for the fiscal year
       ending December 31, 2019.

4.     Approval of the Amended and Restated                      Mgmt          No vote
       Certificate of Incorporation to provide for
       the deletion of provisions relating to our
       former Class B common stock and to rename
       our Class A common stock.




--------------------------------------------------------------------------------------------------------------------------
 TOLL BROTHERS, INC.                                                                         Agenda Number:  934926998
--------------------------------------------------------------------------------------------------------------------------
        Security:  889478103
    Meeting Type:  Annual
    Meeting Date:  12-Mar-2019
          Ticker:  TOL
            ISIN:  US8894781033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Robert I. Toll                      Mgmt          No vote

1b.    Election of Director: Douglas C. Yearley,                 Mgmt          No vote
       Jr.

1c.    Election of Director: Edward G. Boehne                    Mgmt          No vote

1d.    Election of Director: Richard J. Braemer                  Mgmt          No vote

1e.    Election of Director: Christine N. Garvey                 Mgmt          No vote

1f.    Election of Director: Karen H. Grimes                     Mgmt          No vote

1g.    Election of Director: Carl B. Marbach                     Mgmt          No vote

1h.    Election of Director: John A. McLean                      Mgmt          No vote

1i.    Election of Director: Stephen A. Novick                   Mgmt          No vote

1j.    Election of Director: Wendell E. Pritchett                Mgmt          No vote

1k.    Election of Director: Paul E. Shapiro                     Mgmt          No vote

2.     The ratification of the re-appointment of                 Mgmt          No vote
       Ernst & Young LLP as the Company's
       independent registered public accounting
       firm for the 2019 fiscal year.

3.     The approval, in an advisory and                          Mgmt          No vote
       non-binding vote, of the compensation of
       the Company's named executive officers.

4.     The approval of the Toll Brothers, Inc.                   Mgmt          No vote
       2019 Omnibus Incentive Plan.




--------------------------------------------------------------------------------------------------------------------------
 TRI POINTE GROUP, INC.                                                                      Agenda Number:  934940859
--------------------------------------------------------------------------------------------------------------------------
        Security:  87265H109
    Meeting Type:  Annual
    Meeting Date:  30-Apr-2019
          Ticker:  TPH
            ISIN:  US87265H1095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Douglas F. Bauer                    Mgmt          No vote

1b.    Election of Director: Lawrence B. Burrows                 Mgmt          No vote

1c.    Election of Director: Daniel S. Fulton                    Mgmt          No vote

1d.    Election of Director: Steven J. Gilbert                   Mgmt          No vote

1e.    Election of Director: Vicki D. McWilliams                 Mgmt          No vote

1f.    Election of Director: Constance B. Moore                  Mgmt          No vote

1g.    Election of Director: Thomas B. Rogers                    Mgmt          No vote

2.     Ratification of the appointment of Ernst &                Mgmt          No vote
       Young LLP as TRI Pointe Group, Inc.'s
       independent registered public accounting
       firm for the fiscal year ending December
       31, 2019.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Trust for Advised Portfolios
By (Signature)       /s/ Christopher E. Kashmerick
Name                 Christopher E. Kashmerick
Title                President
Date                 08/29/2019